Earnings per share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2015		2014		2013
	Basic LPS	Diluted LPS	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS
Net income / (loss)	$(17,531)	$(17,531)	$3,238	$3,238	$(57,346)	$(57,346)
Less distributed earnings allocated to restricted shares	-	-	(50)	(50)	-	-
Net income/ (loss) available to common stockholders	(17,531)	(17,531)	3,188	3,188	(57,346)	(57,346)

Weighted average number of common shares, basic	72,876,441	72,876,441	51,645,071	51,645,071	33,159,328	33,159,328
Effect of dilutive restricted shares	-	-	-	-	-	-
Weighted average number of common shares, diluted	72,876,441	72,876,441	51,645,071	51,645,071	33,159,328	33,159,328

Earnings / (loss) per common share, basic and diluted	$(0.24)	$(0.24)	$0.06	$0.06	$(1.73)	$(1.73)